Document and Entity Information	Jun. 04, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001740332
Document Type	8-K
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	RESIDEO TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38635
Entity Tax Identification Number	82-5318796
Entity Address, Address Line One	16100 N. 71st Street
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	(480)
Local Phone Number	573-5340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	REZI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false